Financing Receivables and Allowance for Losses on Financing Receivables (Allowance for Losses on Financing Receivables) (Details) - GE Capital - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 93	$ 44	$ 43
Provision charged	48	79	4
Net write-offs	(60)	(27)	(4)
Other	(1)	(3)	1
Ending Balance	$ 81	$ 93	$ 44